Share Capital (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [line items]
Schedule of Stock Options Activities
Details of the share options are as follows:

	Twelve months ended December 31, 2018		Eleven months ended December 31, 2017
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding – beginning of period	21,659,002	$0.98	20,962,002	$1.10
Granted	2,503,000	0.91	2,142,000	0.62
Exercised	(225,000)	0.67	-	-
Expired	(1,245,000)	2.06	(1,445,000)	2.19
Outstanding – end of period	22,692,002	$0.91	21,659,002	$0.98

Schedule of Fair Value of Options Granted Using Black-scholes Option Pricing Model
The fair value of share options granted was estimated at the date of grant using the Black-Scholes pricing model with the following weighted average assumptions:
	Twelve months ended December 31, 2018	Eleven months ended December 31, 2017
Risk-free interest rate	2.33% to 2.58%	1.42% to 1.82%
Expected dividend yield	-	-
Expected forfeiture rate	-	-
Expected volatility	56.07% to 61.80%	53.91% to 57.06%
Expected life in years	2.50 to 5.00	2.50 to 5.00
Weighted average fair value of each option	$0.34 to $0.61	$0.22 to $0.32

Schedule of Stock Options Outstanding and Exercisable
Details of the share options outstanding as at December 31, 2018 are as follows:

Range of Exercise Prices	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Weighted Average Remaining Life
0.61 to 0.80	11,529,000	10,095,667	$0.73	3.16
0.80 to 1.00	6,092,000	5,343,000	0.93	4.91
1.00 to 1.50	3,846,002	3,846,002	1.11	2.77
1.50 to 2.00	1,050,000	1,050,000	1.80	2.41
2.00 to 3.07	175,000	115,000	2.57	1.12
	22,692,002	20,449,669	$0.91	3.51

Schedule of Bonus Share
Details of the bonus shares are as follows:

	Twelve months ended December 31, 2018		Eleven months ended December 31, 2017
	Allocated	Authorized & Unissued	Allocated	Authorized & Unissued
Outstanding – beginning of period	3,150,000	3,640,000	3,150,000	3,640,000
Forfeited	(450,000)	-
Outstanding – end of period	2,700,000	3,640,000	3,150,000	3,640,000

Warrant [Member]
Disclosure of classes of share capital [line items]
Schedule of Stock Options Activities
Details of the share purchase warrants are as follows:

	Twelve months ended December 31, 2018		Eleven months ended December 31, 2017
	Number of Purchase Warrants	Weighted Average Exercise Price	Number of Purchase Warrants	Weighted Average Exercise Price
Outstanding – beginning of period	21,322,212	$0.99	27,780,213	$0.95
Issued	6,458,001	-	-	-
Exercised	(590,500)	1.00	-	-
Expiration	-	-	(6,458,001)	(0.82)
Outstanding – end of period	27,189,713	$0.95	21,322,212	$0.99

Schedule of Fair Value of Options Granted Using Black-scholes Option Pricing Model
The fair value of share purchase warrants granted were estimated at the date of grant using the Black-Scholes pricing model with the following weighted average assumptions:
	Twelve months ended December 31, 2018	Eleven months ended December 31, 2017
Risk-free interest rate	2.05%	-
Expected dividend yield	-	-
Expected forfeiture rate	-	-
Expected volatility	54.54%	-
Expected life in years	1.02	-
Weighted average fair value of each warrant (1)	$0.36	-

RestrictedShareUnit (RSU) [Member]
Disclosure of classes of share capital [line items]
Schedule of Stock Options Activities
Details of the restricted shares and restricted share units are as follows:

	Twelve months ended December 31, 2018	Eleven months ended December 31, 2017
Outstanding - beginning of period	3,281,030	2,618,020
Issued	1,227,004	1,077,869
Forfeited	-	(8,896)
Vested	(1,160,127)	(405,963)
Outstanding - end of period	3,347,907	3,281,030